Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2016	2017	2018

Contractual term (in years)	10.00 - 10.00	9.50 - 10.00	10.00 - 10.00
Expected volatility	53.2% - 60.2%	47.3% - 53.5%	48.0% - 49.2%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.5% - 2.5%	2.3% - 2.4%	2.7% - 2.9%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

			Weighted
		Weighted	Average
		Average	Remaining			Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic		Grant Date Fair
	Outstanding	Price	Life	Value		Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2016	31,924,520	0.1559	8.54	28,119	195,230	0.5651	3.9238
Granted	5,435,000	0.5660	—	—	—	0.5555	3.6144
Exercised	(1,583,655)	0.0847	—	—	—	0.3465	2.2546
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(5,683,065)	0.2564	—	—	—	0.7429	4.8335
December 31, 2017	30,092,800	0.2147	7.76	18,616	121,121	0.5413	3.5221
Granted	1,930,000	0.3043	—	—	—	0.4223	2.9035
Exercised	(2,070,915)	0.1184	—	—	—	0.4953	3.4054
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(2,095,755)	0.4236	—	—	—	0.6482	4.4565
December 31, 2018	27,856,130	0.2124	6.84	7,491	51,507	0.5285	3.6335
Vested and expected to vest as of December 31, 2018	26,377,268	0.1926	6.88	7,614	52,352	0.5185	3.5649
Exercisable as of December 31, 2018	18,942,140	0.1277	5.90	6,697	46,047	0.4740	3.2591

Summary of the restricted share units

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$	RMB
December 31,2016	517,500	1.39	9.67
Granted	4,820,000	1.10	7.18
Vested	(244,980)	1.32	8.61
Forfeited	(467,515)	1.28	8.34
December 31, 2017	4,625,005	1.11	7.20
Granted	5,097,630	0.62	4.27
Vested	(1,132,350)	1.09	7.51
Forfeited	(538,646)	1.09	7.52
December 31, 2018	8,051,639	0.79	5.44